Foreign Net Revenue - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Net sales	$ 976,480	$ 596,042	$ 2,515,169	$ 2,326,905	$ 2,240,723
Canada
Segment Reporting Information [Line Items]
Net sales	$ 45,100	$ 45,600